CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reversal of other non-cash movements:
Exchange rate adjustments	$ (700)	$ (200)	$ (900)
Share-based payments	2,300	1,700	1,900
Fair value adjustments on derivative financial instruments	(200)	0	0
Other adjustments	0	(400)	(100)
Total	1,400	1,100	900
Change in bunkers, receivables and payables:
Change in bunkers	(26,900)	12,400	5,100
Change in receivables	(40,500)	12,500	(2,500)
Change in prepayments	(3,500)	1,300	(700)
Change in trade payables and other liabilities	4,900	(20,300)	22,800
Other changes	1,300	18,900	(800)
Adjusted for fair value changes of derivative financial instruments	16,200	(8,900)	(12,000)
Total	$ (48,489)	$ 15,909	$ 11,858